FAIR VALUE MEASUREMENT (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis [Line Items]
Intangible Assets, Net (Excluding Goodwill)		$ 10,263,941	[1]	$ 36,274,238
Goodwill		108,940,433	[2]	221,337,157	$ 250,650,500
Impairment loss of intangible assets		19,765,615	[1]	0	0
Goodwill, Impairment Loss		$ 147,018,425	[2]	$ 0	$ 85,934,770
Fair value inputs, discount rate		18.00%		17.50%
Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis [Line Items]
Intangible Assets, Net (Excluding Goodwill)	[1]	$ 12,059,174
Goodwill	[2]	108,940,433
Fair Value, Inputs, Level 1 [Member]
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis [Line Items]
Intangible Assets, Net (Excluding Goodwill)	[1]
Goodwill	[2]
Fair Value, Inputs, Level 2 [Member]
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis [Line Items]
Intangible Assets, Net (Excluding Goodwill)	[1]
Goodwill	[2]

[1]	Long-lived assets represent the Group’s property and equipment (Note 9), and acquired intangible assets (Note 10). The Group determined that these long-lived assets were one asset group and subject to be tested for impairment. The Group measures long-lived assets at fair value on a non-recurring basis when the carrying amount of the asset group exceeds its recoverable amount based on future projection which is consistent with its remained useful lives of the primary assets. The fair value was determined using models with significant unobservable input (Level 3 inputs) and the cash flow projections were based on past experience, actual results of operations and management best estimates about future developments as well as certain market assumptions. Impairment loss of $nil, $nil and $19,765,615 were recognized during the years ended December 31, 2015, 2016 and 2017, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.
[2]	The Group measures goodwill at fair value on a non-recurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs) which primarily included management projections on the discounted future cash flow analysis including the discount rate using the weighted average cost of capital of 17.5% and 18% as of December 31, 2016 and 2017, respectively, and expected revenue growth rates. Goodwill impairment loss of $85,934,770, $nil, and $127,252,810 were recognized for the years ended December 31, 2015, 2016 and 2017, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.